Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 151	$ 149
Investment in debt securities	27	26
Non-current investments	178	175
Investment in debt securities	67	97
Current investments	$ 67	$ 97